05.31 Fidelity Global Strategies Fund AMCI PRO-05 | Fidelity® Global Strategies Fund
Fund Summary Fund/Class: Fidelity® Global Strategies Fund/Fidelity Advisor® Global Strategies Fund A, M, C, I
Investment Objective
The fund seeks to maximize total return.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Global Strategies Fund} - 05.31 Fidelity Global Strategies Fund AMCI PRO-05 - Fidelity® Global Strategies Fund	Fidelity Global Strategies Fund-Class A		Fidelity Global Strategies Fund-Class M		Fidelity Global Strategies Fund-Class C		Fidelity Global Strategies Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global Strategies Fund} - 05.31 Fidelity Global Strategies Fund AMCI PRO-05 - Fidelity® Global Strategies Fund		Fidelity Global Strategies Fund-Class A	Fidelity Global Strategies Fund-Class M	Fidelity Global Strategies Fund-Class C	Fidelity Global Strategies Fund - Class I
Management fee		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	none
Other expenses		0.01%	0.01%	0.01%	0.01%
Acquired fund fees and expenses	[1]	0.70%	0.70%	0.70%	0.70%
Total annual operating expenses	[2]	1.46%	1.71%	2.21%	1.21%
Fee waiver and/or expense reimbursement	[1]	0.11%	0.11%	0.11%	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.35%	1.60%	2.10%	1.10%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with FMR Co., Inc. (FMRC) for the management of its portfolio pursuant to which the subsidiary pays FMRC a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMRC has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMRC by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMRC's contract with the subsidiary is in place. If FMRC's contract with the subsidiary is terminated, FMRC, in its sole discretion, may discontinue the arrangement. In addition, FMRC has contractually agreed to waive 0.10% of the fund's management fee. This arrangement will remain in effect through July 31, 2018.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Global Strategies Fund} - 05.31 Fidelity Global Strategies Fund AMCI PRO-05 - Fidelity® Global Strategies Fund - USD ($)	Fidelity Global Strategies Fund-Class A	Fidelity Global Strategies Fund-Class M	Fidelity Global Strategies Fund-Class C	Fidelity Global Strategies Fund - Class I
1 year	$ 705	$ 507	$ 313	$ 112
3 years	996	856	677	369
5 years	1,311	1,230	1,169	648
10 years	$ 2,201	$ 2,279	$ 2,525	$ 1,444

Hold Shares
Expense Example, No Redemption {- Fidelity® Global Strategies Fund} - 05.31 Fidelity Global Strategies Fund AMCI PRO-05 - Fidelity® Global Strategies Fund - USD ($)	Fidelity Global Strategies Fund-Class A	Fidelity Global Strategies Fund-Class M	Fidelity Global Strategies Fund-Class C	Fidelity Global Strategies Fund - Class I
1 Year	$ 705	$ 507	$ 213	$ 112
3 Years	996	856	677	369
5 Years	1,311	1,230	1,169	648
10 Years	$ 2,201	$ 2,279	$ 2,525	$ 1,444

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds, but it will incur transaction costs when it buys and sells other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
  Investing in securities issued throughout the world.
  Allocating the fund's assets between stocks and bonds by investing in Fidelity® funds (underlying Fidelity® funds) and non-affiliated exchange traded funds (ETFs), or through direct investments.
  Investing up to 25% of assets in commodity-related ETFs and exchange-traded notes (ETNs) and other commodities and commodity-linked investments through a wholly-owned subsidiary.
  Allocating investments across different countries and regions.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
  Allocating assets using a combination of economic research, quantitative analysis, fundamental research and technical analysis.

Principal Investment Risks
  Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in ETFs, ETNs, other derivatives and commodities and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs and ETNs. ETFs and ETNs may trade at a discount in the secondary market and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.88%	June 30, 2009
Lowest Quarter Return	-18.25%	December 31, 2008
Year-to-Date Return	9.63%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Global Strategies Fund} - 05.31 Fidelity Global Strategies Fund AMCI PRO-05 - Fidelity® Global Strategies Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Global Strategies Fund-Class A				Oct. 31, 2007
Fidelity Global Strategies Fund-Class A | Return Before Taxes	(0.35%)	4.35%	1.97%
Fidelity Global Strategies Fund-Class A | After Taxes on Distributions	(1.13%)	2.82%	0.81%	Oct. 31, 2007
Fidelity Global Strategies Fund-Class A | After Taxes on Distributions and Sales	0.14%	3.08%	1.28%	Oct. 31, 2007
Fidelity Global Strategies Fund-Class M				Oct. 31, 2007
Fidelity Global Strategies Fund-Class M | Return Before Taxes	1.67%	4.57%	1.97%
Fidelity Global Strategies Fund-Class C				Oct. 31, 2007
Fidelity Global Strategies Fund-Class C | Return Before Taxes	3.79%	4.78%	1.85%
Fidelity Global Strategies Fund - Class I				Oct. 31, 2007
Fidelity Global Strategies Fund - Class I | Return Before Taxes	5.87%	5.83%	2.87%
MSCI ACWI (All Country World Index) Index(reflects no deduction for fees or expenses)	8.32%	9.78%	2.40%
Fidelity Global Strategies Composite Index℠(reflects no deduction for fees or expenses)	5.98%	6.59%	3.71%
[1]	From October 31, 2007

05.31 Fidelity Global Strategies Fund AMCI PRO-05 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
05.31 Fidelity Global Strategies Fund AMCI PRO-05 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
05.31 Fidelity Global Strategies Fund AMCI PRO-05 | Fidelity® Global Strategies Fund | Fidelity Global Strategies Fund-Class C
On Class C shares redeemed less than one year after purchase.